Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities [Abstract]
OTHER LIABILITIES

11. OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities:

56

	December 31, 2013	December 31, 2012
	(Dollars in thousands)
Net current tax provision.............................................	$ 1,517	$ 9,985
Lease incentive obligation.............................................	8,534	9,483
Deferred rent payable...................................................	9,169	7,773
Unamortized lease discounts.........................................	256	1,345
Other...........................................................................	1,047	645

Total other liabilities.....................................................	$ 20,523	$ 29,231

For the years ended December 31, 2013 and 2012, amortization of lease discounts recorded into rental revenue totaled $0.4 million and $0.5 million, respectively.